Leases (Details Narrative) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended						6 Months Ended		12 Months Ended
	May 31, 2026	Apr. 30, 2026	Jan. 31, 2024	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Lease cost				$ 10,555				$ 1,562		$ 15,222	$ 2,372
Lease term				12 months 15 days						12 months 15 days
Lease description										automatically extended for additional twelve-month renewal terms unless the Company provided advance notice of its intent to terminate at the end of the then-current lease term. The lease expired in February 2026.
Finance lease term					30 months			30 months			30 months
Lease terms description	Both leases have seven-year lease terms
Up front payments	$ 184,042			$ 42,788
Line of credit				12,960
Advance payments totaling		$ 9,384			$ 1,948	$ 1,860				$ 26,206	$ 2,314		$ 546
Lease income for operating lease				30,417				$ 7,094		41,032	11,038
Operating lease, fixed payment				145,449						145,449
Lease prepayments				625						7,177
Finance lease payment				260,857	$ 55,693			$ 40,548		260,857	$ 40,548
Short term Leases fees paid									$ 242
Finance Lease Agreement [Member]
Property, Plant, and Equipment [Line Items]
Finance lease payment				$ 240,190						$ 240,190
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Finance lease term				30 months						30 months
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Finance lease term				36 months						36 months
Boost Run Holdings LLC [Member]
Property, Plant, and Equipment [Line Items]
Lease cost												$ 5,244	$ 1,795
Prepament of lease						3,824	$ 365
Finance lease term													36 months
Short term lease cost												242	$ 1,117
Up front payments												6,260	114,907
Line of credit						6,435
Advance payments totaling												1,860
Accounts receivable						2,607						2,607
Lease income for operating lease												21,224	$ 7,935
Operating lease, fixed payment						9,983						9,983
Finance lease payment						$ 32,591						$ 32,591
Boost Run Holdings LLC [Member] | Subsequent Event [Member]
Property, Plant, and Equipment [Line Items]
Lease terms description					These leases have three and seven-year lease terms
GPU Servers [Member] | Boost Run Holdings LLC [Member]
Property, Plant, and Equipment [Line Items]
Lease cost			$ 590
Lease term			36 months
Prepament of lease			$ 16
Colocation Leases [Member] | Boost Run Holdings LLC [Member]
Property, Plant, and Equipment [Line Items]
Lease term						12 months 15 days						12 months 15 days
Lease description												lease automatically extends for additional twelve-month renewal terms unless the Company provides advance notice of its intent to terminate the lease at the end of the then-current lease term. At lease commencement, the Company was reasonably certain to exercise the second renewal option which is scheduled to expire in February 2027.
Colocation Lease One [Member]
Property, Plant, and Equipment [Line Items]
Lease term				3 years	3 years			3 years		3 years	3 years
Prepament of lease					$ 365						$ 1,756
Operating lease, fixed payment				$ 17,617	$ 6,260					$ 17,617
Colocation Lease Two [Member]
Property, Plant, and Equipment [Line Items]
Lease term					7 years			3 years			3 years
Prepament of lease					$ 6,788						$ 8,317
Operating lease, fixed payment				4,378	$ 113,835					4,378
Letter of credit				$ 6,435						$ 6,435